Related Party Balances and Transactions - Schedule of Other Transactions with Related Parties (Details)		6 Months Ended
		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)		Jun. 30, 2025 USD ($)
Agroz Vertical Farms Sdn. Bhd. [Member]
Disclosure of transactions between related parties [line items]
Farm solution sales to	[1]			RM 1,050,081
Purchases of fresh produce from	[1]	1,873,313		1,939,894		$ 427,756
Payments to	[1]	966,293		1,239,021		220,645
Payments from	[1]			1,000,000
Isa Wellness Marketing [Member]
Disclosure of transactions between related parties [line items]
Fresh vegetable sales to	[2]			32,842
Payments from	[2]			551,351
Agroz Ventures Sdn. Bhd. [Member]
Disclosure of transactions between related parties [line items]
Purchases of fresh produce from		96,636		160,538	[3]	22,066	[3]
Expenses paid by the Group on behalf of	[3]	319,374	72,926	331,504
Expenses paid on behalf of the Group by		319,374	72,926	331,504
Payments from		996,700		2,430,000	[3]	227,588
Braiven Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Purchases of fresh produce from		235,643		5,316,710	[4]	53,807
Payments to		162,010		6,055,380	[4]	36,994
HWG Cash [Member]
Disclosure of transactions between related parties [line items]
Interest on a loan from		13,630		13,630	[5]	3,112
Payments to	[5]			70,925
Gerard Lim [Member]
Disclosure of transactions between related parties [line items]
Expenses paid on behalf of the Group by	[6]	3,838,681	876,531	240
Payments to	[6]	50,000		2,400		11,417
Ms. Khoo Kwai Fun [Member]
Disclosure of transactions between related parties [line items]
Expenses paid on behalf of the Group by	[7]			51,533
Payments to	[7]			RM 53,496

[1]	During the six months period ended June 30, 2024 and 2025, Agroz Group purchased fresh produce from Agroz Vertical Farm Sdn. Bhd. amounted to MYR 1,939,894 and MYR 1,873,313 (USD 427,756) respectively. During the six months period ended June 30, 2024, Agroz Group sold its farm solutions to Agroz Vertical Farm Sdn. Bhd. amounted to MYR 1,050,081 and received payments amounted to MYR 1,000,000. Agroz Group repaid MYR 1,239,021 and 966,293 (USD 220,645) during the six months period ended June 30, 2024 and 2025 respectively.
[2]	During the six months period ended June 30, 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 32,842 and received payments amounted to MYR 551,351.
[3]	During the six months period ended June 30, 2024 and 2025, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 331,504 and MYR 319,374 (USD 72,926) and received payments amounted to MYR 2,430,000 and MYR 996,700 (USD 227,588) respectively. During the six months period ended June 30, 2024 and 2025, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 160,538 and MYR 96,636 (USD 22,066) respectively.
[4]	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 5,316,710 and paid MYR 6,055,380 during the six months period ended June 30, 2024. During the six months period ended June 30, 2025, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 235,643 (USD 53,807) and paid MYR 162,010 (USD 36,994).
[5]	During the six months period ended June 30, 2024 and 2025, Agroz Group incurred additional interest amounted to MYR 13,630 and MYR 13,630 (USD 3,112) (note 21) respectively to HWG Cash. Agroz Group has repaid MYR70,925 to HWG Cash during the six months period ended June 30, 2024.
[6]	During the six months period ended June 30, 2024 and 2025, certain operating expenses of Agroz Group amounted to MYR 240 and MYR 3,838,681 (USD 876,531) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR 2,400 and MYR 50,000 (USD 11,417) to Mr. Gerard Lim during the six months period ended June 30, 2024 and 2025 respectively.
[7]	During the six months period ended June 30, 2024, Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 51,533 and Agroz Group has repaid MYR 53,496 in the same period.